Acquisition (Schedule of Assets and Deposits Assumed in Acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 08, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 25,203		$ 10,072
Benchmark Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 6,092
Restricted stock		472
Loans, including loans held for sale		98,804
Premises and equipment		2,483
Other real estate owned		141
Other assets, including accrued interest receivable		5,342
Total assets acquired		113,827
Deposits		95,545
Other liabilities		2,661
Total liabilities assumed		98,206
Net identifiable assets		15,621
Goodwill		15,131
Total cash paid		30,752
Core Deposits [Member] | Benchmark Bancorp, Inc. [Member]
Business Acquisition [Line Items]
Other intangible assets		$ 493